Interim condensed consolidated statements of profit or loss (Parenthetical)	6 Months Ended
Jun. 30, 2025 € / shares
Minimum
Loss per share in Euro
Net loss per share: From discontinued operations - basic (in Euro per share)	€ (0.01)
Net loss per share: From discontinued operations - diluted (in Euro per share)	(0.01)
Maximum
Loss per share in Euro
Net loss per share: From discontinued operations - basic (in Euro per share)	0
Net loss per share: From discontinued operations - diluted (in Euro per share)	€ 0